Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Additions (Reductions):
Employer contributions	$ 65,232,658
Common shares released to participants	21,757,138
Employee contributions	95,258,673
Interfund transfers	0
Interest income	1,569,517
Dividend income	109,321,706
Net appreciation in value of investments	331,608,710
Total additions	624,748,402
Deductions:
Termination and withdrawal benefits	232,962,552
Common shares released to participants	21,757,138
Interest expense	2,284,921
Administrative expenses	120,489
Total deductions	257,125,100
Net additions	367,623,302
Transfer from merged-in plan	34,546
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	2,060,672,457
End of year	2,428,330,305
Unallocated
Additions (Reductions):
Employer contributions	6,366,631
Common shares released to participants	0
Employee contributions	0
Interfund transfers	0
Interest income	380,176
Dividend income	10,069,441
Net appreciation in value of investments	26,285,343
Total additions	43,101,591
Deductions:
Termination and withdrawal benefits	0
Common shares released to participants	21,757,138
Interest expense	2,284,921
Administrative expenses	3,034
Total deductions	24,045,093
Net additions	19,056,498
Transfer from merged-in plan	0
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	71,696,997
End of year	90,753,495
Participant-Directed
Additions (Reductions):
Employer contributions	26,123,638
Common shares released to participants	0
Employee contributions	95,258,673
Interfund transfers	16,402,601
Interest income	4,880
Dividend income	56,211,669
Net appreciation in value of investments	177,936,983
Total additions	371,938,444
Deductions:
Termination and withdrawal benefits	174,281,916
Common shares released to participants	0
Interest expense	0
Administrative expenses	85,569
Total deductions	174,367,485
Net additions	197,570,959
Transfer from merged-in plan	34,546
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	1,491,887,076
End of year	1,689,492,581
Nonparticipant-Directed
Additions (Reductions):
Employer contributions	32,742,389
Common shares released to participants	21,757,138
Employee contributions	0
Interfund transfers	(16,402,601)
Interest income	1,184,461
Dividend income	43,040,596
Net appreciation in value of investments	127,386,384
Total additions	209,708,367
Deductions:
Termination and withdrawal benefits	58,680,636
Common shares released to participants	0
Interest expense	0
Administrative expenses	31,886
Total deductions	58,712,522
Net additions	150,995,845
Transfer from merged-in plan	0
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	497,088,384
End of year	$ 648,084,229